Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	95 Months Ended		106 Months Ended	118 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	8.82%	1.35%						7.92%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	13.30%	1.73%						7.72%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	15.40%	2.75%						8.82%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.51%	2.81%						8.84%
PGIM Jennison Global Infrastructure Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	7.95%	8.75%						6.97%
PGIM Jennison Global Infrastructure Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	12.33%	9.17%						6.78%
PGIM Jennison Global Infrastructure Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	14.58%	10.34%						7.91%
PGIM Jennison Global Infrastructure Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.58%	10.35%				8.80%
PGIM Jennison Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	5.62%	7.33%						13.38%
PGIM Jennison Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	9.81%	7.64%						13.09%
PGIM Jennison Global Opportunities Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	11.93%	8.72%						14.22%
PGIM Jennison Global Opportunities Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	11.48%	8.28%	16.39%
PGIM Jennison Global Opportunities Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	11.75%	8.55%	16.69%
PGIM Jennison Global Opportunities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.05%	8.82%						14.33%
PGIM Jennison International Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	7.49%	3.36%						9.75%
PGIM Jennison International Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	11.79%	3.69%						9.49%
PGIM Jennison International Opportunities Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	13.33%	4.15%		8.74%
PGIM Jennison International Opportunities Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	13.94%	4.73%						10.60%
PGIM Jennison International Opportunities Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	13.45%	4.28%	13.04%
PGIM Jennison International Opportunities Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	13.73%	4.55%	13.33%
PGIM Jennison International Opportunities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.04%	4.80%					10.79%
PGIM Quant Solutions International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	24.51%	12.12%						7.19%
PGIM Quant Solutions International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	29.09%	11.94%						6.65%
PGIM Quant Solutions International Equity Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	32.28%	13.89%						8.24%
PGIM Quant Solutions International Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	32.49%	14.14%				9.84%
PGIM Emerging Markets Debt Hard Currency Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	9.65%	2.28%			1.87%
PGIM Emerging Markets Debt Hard Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	11.46%	2.21%			1.55%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	13.80%	3.30%			2.62%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	13.77%	3.40%			2.70%
PGIM Emerging Markets Debt Local Currency Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	10.22%	2.02%						2.65%
PGIM Emerging Markets Debt Local Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	11.77%	1.90%						2.20%
PGIM Emerging Markets Debt Local Currency Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	14.31%	3.10%						3.29%
PGIM Emerging Markets Debt Local Currency Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	14.39%	3.17%						3.38%
Without Sales Load [Member] | PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	15.16%	2.50%						8.53%
Without Sales Load [Member] | PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	14.30%	1.73%						7.72%
Without Sales Load [Member] | PGIM Jennison Global Infrastructure Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	14.23%	9.99%						7.58%
Without Sales Load [Member] | PGIM Jennison Global Infrastructure Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	13.33%	9.17%						6.78%
Without Sales Load [Member] | PGIM Jennison Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	11.77%	8.56%						14.02%
Without Sales Load [Member] | PGIM Jennison Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	10.81%	7.64%						13.09%
Without Sales Load [Member] | PGIM Jennison International Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	13.74%	4.54%						10.37%
Without Sales Load [Member] | PGIM Jennison International Opportunities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	12.79%	3.69%						9.49%
Without Sales Load [Member] | PGIM Quant Solutions International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	31.75%	13.39%						7.80%
Without Sales Load [Member] | PGIM Quant Solutions International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	30.09%	11.94%						6.65%
Without Sales Load [Member] | PGIM Emerging Markets Debt Hard Currency Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	13.33%	2.96%			2.30%
Without Sales Load [Member] | PGIM Emerging Markets Debt Hard Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	12.46%	2.21%			1.55%
Without Sales Load [Member] | PGIM Emerging Markets Debt Local Currency Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	13.92%	2.70%						2.99%
Without Sales Load [Member] | PGIM Emerging Markets Debt Local Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	12.77%	1.90%						2.20%
MSCI Emerging Markets Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (ND)
Average Annual Return, Percent	27.91%	7.46%						7.69%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%				15.41%		14.64%
MSCI ACWI Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (ND)
Average Annual Return, Percent	22.64%	14.61%	14.19%					11.31%
MSCI ACWI ex USA Index ND [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (ND)
Average Annual Return, Percent	24.93%	11.18%	9.94%	6.74%		8.67%	8.24%	7.67%
JP Morgan Emerging Markets Bond Index Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Markets Bond Index Global Diversified Index
Average Annual Return, Percent	12.76%	2.71%			2.97%
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
Average Annual Return, Percent	13.06%	2.33%						3.13%
S&P Global Infrastructure Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (ND)
Average Annual Return, Percent	16.99%	12.81%				8.00%		7.43%